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                            [ROPES & GRAY LETTERHEAD]


                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7588

                                September 8, 2000

BY EDGAR
--------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: Leader Mutual Funds - Filing pursuant to Rule 497(j) (File Nos. 33-78408 and 811-8494)

Ladies and Gentlemen:

         On behalf of Leader Mutual Funds (formerly "Magna Funds") (the "Trust") and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 497(j) thereunder, we hereby represent that the forms of Prospectuses and Statements of Additional Information that the Trust would have filed pursuant to the requirements of Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, as filed electronically with the Commission on August 31, 2000. Post-Effective Amendment No. 12 became effective on September 1, 2000.

         If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7588. Thank you.


                                                     Very truly yours,

                                                     /s/  Debra K. Lussier

                                                     Debra K. Lussier



cc:      Timothy S. Engelbrecht
         John M. Loder, Esq.
         Thomas R. Hiller, Esq.